Employee and Director Stock Purchase Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchased	437,671	588,136	0
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	323,254
Permitted purchase common stock	$ 25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	0
Common stock purchased	36,217	38,787	36,167
Shares available for issuance as stock awards	66,852
DSPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	319,216
Permitted purchase common stock	25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	$ 0
Common stock purchased	15,504	16,754	15,538
Shares available for issuance as stock awards	185,820